SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity
Accretion of carrying value to redemption value	$ 3,625,617
Common Class A Subject To Redemption
Temporary Equity
Gross proceeds		$ 243,002,870
Proceeds allocated to Public Warrants		(299,536)
Class A ordinary shares issuance costs		(13,647,105)
Accretion of carrying value to redemption value		12,681,484
Class A ordinary shares subject to redemption	243,002,870
Remeasurement of Class A ordinary shares subject to redemption:	3,625,617
Class A ordinary shares subject to redemption	$ 246,628,487	243,002,870
Over-allotment option | Common Class A Subject To Redemption
Temporary Equity
Accretion of carrying value to redemption value		$ 1,265,157